LEASES (Schedule of Maturities of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 2,917
2026	2,411
2027	2,124
2028	659
2029 and beyond	353
Total lease payments	8,464
Less imputed interests	(642)
Total operating lease liabilities	$ 7,822	$ 9,017